Financial risk management - Credit quality of derivative assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Credit quality of derivative assets [Line Items]
Derivative assets	₩ 3,799,189	₩ 5,633,915
Grade 1
Disclosure of Credit quality of derivative assets [Line Items]
Derivative assets	3,201,912	4,994,809
Grade 2
Disclosure of Credit quality of derivative assets [Line Items]
Derivative assets	₩ 597,277	₩ 639,106